Convertible Preferred Stock - consisted of preferred stock (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Preferred Stock Authorized						201,898,140
Preferred Stock Issued and Outstanding	12,906,585		14,077,350			196,217,618
Carrying Value	$ 129,066,000		$ 140,774,000
Liquidation Preference						$ 74,000,000
Common Stock Issuable Upon Conversion						205,465,730
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Authorized						67,156,152
Preferred Stock Issued and Outstanding						64,469,906
Liquidation Preference						$ 18,000,000
Common Stock Issuable Upon Conversion						64,469,906
Series A Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Authorized						9,233,677
Preferred Stock Issued and Outstanding						9,233,677
Liquidation Preference						$ 11,819,000
Common Stock Issuable Upon Conversion						18,481,789
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Authorized						84,836,497
Preferred Stock Issued and Outstanding						81,842,221
Liquidation Preference						$ 29,897,000
Common Stock Issuable Upon Conversion						81,842,221
Series B Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Authorized						40,671,814
Preferred Stock Issued and Outstanding						40,671,814
Liquidation Preference						$ 14,284,000
Common Stock Issuable Upon Conversion						40,671,814
Evolv Technologies Holdings, Inc.
Temporary Equity [Line Items]
Preferred Stock Authorized	207,390,039		207,390,039			201,898,140
Preferred Stock Issued and Outstanding	204,703,793	204,703,793	204,703,793	204,703,793	204,703,793	196,217,618	114,375,397
Carrying Value	$ 75,877,000	$ 75,877,000	$ 75,877,000	$ 75,877,000	$ 75,877,000	$ 72,883,000	$ 43,441,000
Liquidation Preference	$ 77,100,000		$ 77,100,000
Common Stock Issuable Upon Conversion	213,951,905		213,951,905
Evolv Technologies Holdings, Inc. | Series A-1 Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Authorized	67,156,152		67,156,152
Preferred Stock Issued and Outstanding	64,469,906		64,469,906
Carrying Value	$ 18,394,000		$ 18,394,000
Liquidation Preference	$ 18,000,000		$ 18,000,000
Common Stock Issuable Upon Conversion	64,469,906		64,469,906
Evolv Technologies Holdings, Inc. | Series A Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Authorized	9,233,677		9,233,677
Preferred Stock Issued and Outstanding	9,233,677		9,233,677
Carrying Value	$ 11,321,000		$ 11,321,000
Liquidation Preference	$ 11,819,000		$ 11,819,000
Common Stock Issuable Upon Conversion	18,481,789		18,481,789
Evolv Technologies Holdings, Inc. | Series B-1 Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Authorized	90,328,396		90,328,396
Preferred Stock Issued and Outstanding	90,328,396		90,328,396
Carrying Value	$ 31,953,000		$ 31,953,000
Liquidation Preference	$ 32,997,000		$ 32,997,000
Common Stock Issuable Upon Conversion	90,328,396		90,328,396
Evolv Technologies Holdings, Inc. | Series B Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Authorized	40,671,814		40,671,814
Preferred Stock Issued and Outstanding	40,671,814		40,671,814
Carrying Value	$ 14,209,000		$ 14,209,000
Liquidation Preference	$ 14,284,000		$ 14,284,000
Common Stock Issuable Upon Conversion	40,671,814		40,671,814